SUPPLEMENT DATED MAY 2, 2016

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2016

1.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the sixth sentence in the second paragraph is deleted in its entirety and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund, which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).
2.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the third sentence in the third paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Government Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Real Estate Fund and First Investors Covered Call Strategy Fund.
3.	In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.
Call Options Risk.  Writing call options to generate income and to potentially hedge against market declines involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  An Underlying Fund that writes call options will give up the opportunity to benefit from potential increases in the value of the asset above the strike price, but will bear the risk of declines in the value of the asset. Writing call options may expose an Underlying Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, an Underlying Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and thereby the Fund’s, expenses may be higher and performance may be lower.
Tax Risk.  Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause an Underlying Fund to recognize income or gains without a corresponding receipt of cash.

4.	In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the sixth sentence in the second paragraph is deleted in its entirety and replaced with the following:
The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund, which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).
5.	In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the first sentence in the fourth paragraph is deleted in its entirety and replaced with the following:
The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund (within a range of 0%-40%), First Investors Investment Grade Fund (within a range of 0%-40%), First Investors Fund For Income (within a range of 0%-50%), First Investors Floating Rate Fund (within a range of 0%-40%), First Investors Government Fund (within a range of 0%-35%) and First Investors International Opportunities Bond Fund (within a range of 0%-40%) and, to a lesser degree, in the First Investors Tax Exempt Income Fund (within a range of 0%-15%), First Investors Tax Exempt Opportunities Fund (within a range of 0%-15%), First Investors Cash Management Fund (within a range of 0%-20%), First Investors Equity Income Fund (within a range of 0%-15%), First Investors Real Estate Fund (within a range of 0%-15%) and First Investors Covered Call Strategy Fund (within a range of 0%-15%).
6.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Descriptions of the Underlying Funds”, the first sentence is deleted in its entirety and replaced with the following:

For a description of the investment objectives and principal investment strategies of the Underlying Income Funds, except for the Tax Exempt Income Fund, the Tax Exempt Opportunities Fund, and the Underlying Equity Funds, except for the Covered Call Strategy Fund, please refer to the discussion of each Underlying Fund in the “Funds in Greater Detail” section of this prospectus.
7.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Descriptions of the Underlying Funds”, the description of the First Investors Covered Call Strategy Fund is added before the description of “Tax Exempt Income Fund”, as follows:

First Investors Covered Call Strategy Fund:
Investment Objective:  The Fund seeks long term capital appreciation.
Principal Investment Strategies:  The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities.  Under normal circumstances, the Fund will write (sell) call options on at least 80% of the Fund’s total assets.  The Fund will normally write (sell) covered call options listed on U.S. exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income.  The Fund’s equity investments will consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)), traded on U.S. securities exchanges.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (“ETFs”) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.
A call option gives the purchaser of the option the right to buy, and the writer , in this case, the Fund, has the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.
In selecting investments, the Fund’s subadviser considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or a potentially positive change in management; c) recent or anticipated fundamental improvements in industry environment; and d) in some circumstances, companies that are out of favor.  Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines.  The Fund’s subadviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.
The Fund may sell a security based on the following, among other criteria: a) a defined deterioration in operating fundamentals and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) a change in the stage of the market cycle.  The subadviser considers the period from one recession to the next recession a full market cycle.  The subadviser will write call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the strike price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.
8.	In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:
American Depositary Receipts Risk:
ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, differences in accounting, auditing and financial reporting standards and governmental regulations, and the potential for political and economic instability.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national markets and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary; a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of depositary receipts.  The securities underlying depositary receipts may trade on foreign exchanges at times when U.S. markets are not open for trading and the value of depositary receipts may not track the price of the underlying securities.
Investments in the Covered Call Strategy Fund are subject to American Depositary Receipts Risk.
Call Options Risk:
Writing call options to generate income and to potentially hedge against market declines involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  An Underlying Fund that writes call options will give up the opportunity to benefit from potential increases in the value of the asset above the strike price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of an Underlying Fund asset. In addition, the Underlying Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Underlying Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the

Underlying Fund may be unable to write options.  An Underlying Fund’s ability to write covered call options will be limited by the number of shares of equity securities it holds.
Investments in the Covered Call Strategy Fund are subject to Call Options Risk.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and an Underlying Fund that invests in them will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and, thereby the Fund’s, expenses may be higher and performance may be lower.
Investments in the Covered Call Strategy Fund are subject to Exchange-Traded Funds Risk.
Tax Risk:
Dividends received on the stock of most domestic and certain foreign corporations with respect to which holding period and certain other restrictions are satisfied generally constitute “qualified dividend income” (“QDI”), which is taxed at lower rates for non-corporate shareholders. Writing covered call options may significantly reduce or eliminate the portion of an Underlying Fund’s dividends that may be treated as QDI.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, which is less deductible; and/or (4) cause the Underlying Fund to recognize income or gains without a corresponding receipt of cash.
Investments in the Covered Call Strategy Fund are subject to Tax Risk.
9.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Dividend Risk”, the second paragraph is deleted in its entirety and replaced with the following:

 Investments in the Equity Income Fund and Covered Call Strategy Fund are subject to dividend risk.
10.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “High Portfolio Turnover Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Government Fund, Tax Exempt Opportunities Fund and Covered Call Strategy Fund are subject to high portfolio turnover risk.
11.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Government Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Equity Income Fund, Real Estate Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund, Covered Call Strategy Fund and securities the Fund may invest in directly are subject to market risk.
12.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Mid-Size and Small-Size Company Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Equity Income Fund, Real Estate Fund and Covered Call Strategy Fund are subject to mid-size and small-size company risk.
13.
In “The Funds Summary Section” for the Real Estate Fund, the second and third paragraphs under the heading “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the only REITs the Fund intends to invest in are U.S. exchange-listed REITs.  The Fund typically will invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgage pools) or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).
The Fund may, to a lesser extent, invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.
14.
In “The Funds in Greater Detail” section for the Real Estate Fund, the second and third paragraphs under the heading “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the only REITs the Fund intends to invest in are U.S. exchange-listed REITs. The Fund will typically invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgages or mortgage pools) or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).
The Fund may, to a lesser extent, also invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.

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Please retain this Supplement for future reference.

IEP0516

SUPPLEMENT DATED MAY 2, 2016

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

In “Appendix B - Investment Strategies Used by the Underlying Funds for the First Investors Strategic Income Fund”, the following First Investors Covered Call Strategy Fund’s investment checklist is added as page I-B-13:
Covered Call Strategy Fund (“Underlying Fund”)	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	─
Forwards	─

Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
* The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

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Please retain this Supplement for future reference.

IFSAI0516